Stockholder's Equity - Additional Information (Detail) - $ / shares	Oct. 31, 2020	Jun. 30, 2020
Equity [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Authorized	300,000,000	1,000
Common stock, issued (in shares)	88,103,975	100